Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of loans and accounts receivable and contingent loans to related parties
	Productive and Services Companies (*)		Investment Companies (**)		Individuals (***)		Total
	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable:
Commercial loans	174,370	122,716	130,237	164,213	13,563	12,445	318,170	299,374
Residential mortgage loans	—	—	—	—	58,477	61,131	58,477	61,131
Consumer loans	—	—	—	—	9,862	8,743	9,862	8,743
Gross loans	174,370	122,716	130,237	164,213	81,902	82,319	386,509	369,248
Allowance for loan losses	(782)	(1,264)	(243)	(802)	(889)	(390)	(1,914)	(2,456)
Net loans	173,588	121,452	129,994	163,411	81,013	81,929	384,595	366,792

Contingent loans:
Guarantees and sureties	5,531	7,277	9,470	9,469	—	—	15,001	16,746
Letters of credits	2,365	2,885	328	—	—	—	2,693	2,885
Foreign letters of credits	—	—	—	—	—	—	—	—
Banks guarantees	32,650	25,129	43,478	35,733	57	—	76,185	60,862
Undrawn credit lines	52,916	46,887	14,364	14,308	21,519	20,306	88,799	81,501
Other contingencies loans	—	—	—	—	—	—	—	—
Total contingent loans	93,462	82,178	67,640	59,510	21,576	20,306	182,678	161,994
Provision for contingencies loans	(214)	(218)	(52)	(55)	(37)	(51)	(303)	(324)
Contingent loans, net	93,248	81,960	67,588	59,455	21,539	20,255	182,375	161,670

Amount covered by guarantee:
Mortgage	30,807	15,575	57,456	54,891	69,165	82,777	157,428	153,243
Warrant	—	—	—	—	—	—	—	—
Pledge	—	—	—	—	—	—	—	—
Others (****)	37,794	33,474	12,921	12,117	5,250	6,582	55,965	52,173
Total collateral	68,601	49,049	70,377	67,008	74,415	89,359	213,393	205,416

Schedule of other assets and liabilities with related parties
	2019	2020
	MCh$	MCh$
Assets
Cash and due from banks	99,802	261,386
Transactions in the course of collection	63,969	35,833
Financial assets held-for-trading	880	96
Derivative instruments	495,378	252,748
Investment instruments	12,141	31,548
Other assets	76,548	96,362
Total	748,718	677,973

Liabilities
Demand deposits	227,377	239,139
Transactions in the course of payment	16,202	37,799
Obligations under repurchase agreements	54,030	24,500
Savings accounts and time deposits	396,028	338,732
Derivative instruments	432,669	355,099
Borrowings from financial institutions	292,172	114,758
Lease liabilities	11,888	10,354
Other liabilities	151,335	14,699
Total	1,581,701	1,135,080

Schedule of income and expenses from related party transactions
	2018		2019		2020
	Income	Expense	Income	Expense	Income	Expense
Type of income or expense recognized	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and revenue expenses	21,736	7,196	19,039	2,619	15,790	258
Fees and commission income	70,286	74,205	72,931	65,383	41,166	39,988
Net financial operating income
Derivative instruments (*)	85,500	42,365	124,967	73,252	12,219	46,593
Other financial operations	—	—	87	119	40	—
Release or established of provision for credit risk	—	34	—	106	—	1,226
Operating expenses	—	105,734	—	120,559	—	119,259
Other income and expenses	446	45	542	26	469	4

Schedule of payments and composition of key management personnel
	2018	2019	2020
	MCh$	MCh$	MCh$
Personnel remunerations	3,926	4,148	3,918
Short-term benefits	3,476	3,255	3,642
Severance pay	1,037	1,264	1,550
Directors’ remunerations and fees (*)	2,511	2,509	2,795
Total	10,950	11,176	11,905
	N° of executives
Position	2019	2020
CEO	1	1
CEOs of subsidiaries	6	6
Division Managers	13	14
Directors Bank and subsidiaries	19	19
Total	39	40